Employee benefit plan (Tables)	12 Months Ended
Mar. 31, 2018
Employment benefit plan
Schedule of employee benefits liability

	March 31,
	2017	2018
Defined benefit plan	62,434	87,009
Liability for compensated absences	41,920	67,624

Total liability	104,354	154,633

Defined benefit plan asset (refer to note 21)	—	7,835

Total asset	—	7,835

Net unfunded liability	62,434	79,147

Summary of changes in present value of obligation and fair value of plan assets

Movement in obligation

	March 31,
	2017	2018
Present value of obligation at beginning of year	53,403	70,951
Acquired through business combination		22,589
Interest cost	3,484	4,715
Current service cost	11,824	14,633
Past service cost		8,683
Actuarial loss on obligation
—economic assumptions	6,591	(1,792)
—demographic assumptions	2,054	6,139
Benefits paid	(6,405)	(10,210)

Present value of obligation at closing of year	70,951	115,708

Movement in plan assets

	March 31,
	2017	2018
Fair value of plan assets at beginning of the year	8,166	8,517
Acquired through business combination		27,578
Employer contributions	387	1,612
Benefits paid	(399)	(2,014)
Earning on assets	591	1,442
Actuarial loss on plan assets	(228)	(601)

Fair value of plan assets at end of the year	8,517	36,534

Schedule of unfunded liability
	March 31,
	2017	2018
Current	7,227	13,687
Non-current	55,207	65,487

Unfunded liability recognized in statement of financial position	62,434	79,174

Schedule of components of cost recognized in profit or loss

	March 31,
	2016	2017	2018
Current service cost	8,483	11,824	14,633
Past service cost	—	—	8,683
Net interest cost	2,599	3,483	4,715
Expected return on plan assets	(588)	(591)	(1,442)

	10,494	14,716	26,589

Summary of amounts for actuarial loss on obligation recognized in other comprehensive income
	March 31,
	2016	2017	2018
Actuarial loss on obligation*	9,758	8,873	5,047
* Refer to Note 31 for the movement during the year.
Schedule of actuarial assumptions used for estimating defined benefit obligations

	March 31,
	2017	2018
Discount rate	6.50%	6.80 - 7.10%
Future salary increase	11.00%	5 - 11%
Average expected future working life (years)	2.27 - 3.30	2.33 - 3.7
Retirement age (years)	58	58
Mortality table	IALM* (2006 - 08) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	70%	40 - 70%
From 31 to 44 years	30%	30 - 35%
Above 44 years	3%	3 - 5%

*          Indian Assured Lives Mortality (2006-08) Ultimate represents published mortality table used for mortality assumption.

Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation

	March 31,
	2017	2018
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(1,627)	(2,696)
b) Impact due to decrease of 0.50%	1,716	2,844
b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	1,126	2,251
b) Impact due to decrease of 0.50%	(1,127)	(2,188)

Schedule of expected contributions to the defined benefit plan in future years

	March 31,
	2017	2018
Year 1	15,744	27,738
Year 2	12,881	18,805
Year 3	9,664	15,187
Year 4	8,045	11,567
Year 5	5,847	9,851
Year 6 - 10	21,544	35,676

Total expected payments	73,725	118,824